Impact of Restructuring Actions on Corporate Business Segments and Unallocated Corporate Expenses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Restructuring Cost and Reserve [Line Items]
(Increase) Decrease in operating segment income	$ (3)	$ 18	$ 14
Total	48	196	74
Increase in general corporate expenses	51	178	60
Retail [Member]
Restructuring Cost and Reserve [Line Items]
(Increase) Decrease in operating segment income	(1)	14	11
North American Food Service [Member]
Restructuring Cost and Reserve [Line Items]
(Increase) Decrease in operating segment income	$ (2)	$ 4	$ 3